EXHIBIT 99.1

DISTRIBUTION REPORT
FOR
FLOATING RATE TRUST SERIES 2010-04 (IP)

DISTRIBUTION DATE
May 16, 2011

CUSIP NUMBER 33973RAA2

(i)
the amounts received by the Trustee as of the last such statement in respect of principal, interest and premium on the International Paper Company 7.50% Notes due August 15, 2021 (the “Underlying Securities”):

Interest:	$0.00
Principal:	$0.00
Premium:	$0.00

(ii)
the amounts received by the Trustee as of the last such statement in respect of the Interest Rate Swap entered into between Floating Rate Trust Series 2010-04 (IP) and Morgan Stanley Capital Services Inc. (the “Swap Counterparty”):

Interest:	$38,760.00
Principal:	$0.00
Unpaid Interest Accrued:	$0.00

(iii)
the amount of distribution on such Distribution Date to Holders allocable to principal of and premium, if any, and interest on the Certificates and the amount of aggregate unpaid interest accrued as of such Distribution Date:

Interest:	$38,760.00
Principal:	$0.00
Unpaid Interest Accrued:	$0.00

(iv)
the amount of distribution on such Distribution Date to Morgan Stanley Capital Services Inc. as of the last such statement in respect of the Interest Rate Swap entered into between Floating Rate Trust Series 2010-04 (IP) and Morgan Stanley Capital Services Inc. (the “Swap Agreement”):

Interest:	$0.00
Principal:	$0.00
Unpaid Interest Accrued:	$0.00

(v)
the amount of distribution on such Distribution Date to MS Structured Asset Corp. as of the last such statement in respect of the Trust Agreement entered into between Floating Rate Trust Series 2010-04 (IP) and MS Structured Asset Corp. (the “Trust  Agreement”):

Interest:	$0.00
Principal:	$0.00
Unpaid Interest Accrued:	$0.00

(vi)
the aggregate stated principal amount and, if applicable, notional amount of the Underlying Securities related to such Series, the current interest rate and rates thereon at the close of business on such Distribution Date:

Principal Amount:	$5,168,000.00
Interest Rate:	7.50%
Rating:

Moody’s Investor Service	NA
Standard & Poor’s Rating Service	BBB

(vii)	the aggregate Certificate Principal Balance of each Class of such Series at the close of business on such Distribution Date.

($1,000 Stated Amount)
Initial Principal Balance:	$5,168,000.00
Reduction:	(0)
Principal Balance 5/16/11:	$5,168,000.00